COMMITMENTS AND CONTINGENCIES - Additional Information - Guarantees (Detail) ₱ in Thousands, MOP$ in Thousands, $ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Sep. 20, 2022 USD ($)	Sep. 20, 2022 MOP (MOP$)	Oct. 31, 2013 USD ($)	Oct. 31, 2013 HKD ($)	Dec. 31, 2022 PHP (₱) Agreement	Dec. 31, 2022 USD ($) Agreement	Dec. 31, 2022 MOP (MOP$) Agreement
Commitments And Contingencies [Line Items]
Amount of promissory note issued to a bank for bank guarantee to Macau Government under gaming subconcession	$ 101,942	MOP$ 820,000				$ 68,376	MOP$ 550,000
Period that the promissory notes issued to a bank for bank guarantee to Macau Government under gaming subconcession is released					2023-01	2023-01	2023-01
Date that the promissory notes issued to a bank for bank guarantee to Macau Government under gaming subconcession is not enforceable					Jan. 01, 2023	Jan. 01, 2023	Jan. 01, 2023
PAGCOR [Member]
Commitments And Contingencies [Line Items]
Amount of surety bond required to ensure prompt and punctual remittance/payment of license fees					₱ 100,000	$ 1,782
City of Dreams [Member]
Commitments And Contingencies [Line Items]
Number of deeds of guarantee with third parties | Agreement					2	2	2
Aggregate amount of deeds of guarantee with third parties to guarantee certain payment obligations						$ 35,000
Studio City [Member] | Trade Credit Facility [Member]
Commitments And Contingencies [Line Items]
Amount entered with a bank to meet certain payment obligations			$ 25,610	$ 200,000
Credit facility utilized						$ 640
Credit facility, maturity date					Aug. 31, 2021	Aug. 31, 2021	Aug. 31, 2021
Studio City [Member] | Trade Credit Facility [Member] | Extended Maturity [Member]
Commitments And Contingencies [Line Items]
Credit facility, maturity date					Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2023